Condensed parent company financial information - Company Provided Guarantees in Respect of Certain Borrowings of Subsidiaries (Detail) € in Millions, $ in Millions	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Sep. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
€600m 4.375% bonds 2029
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 600
Interest rate	4.375%	4.375%
€850m 3.375% bonds 2030
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 850		€ 850
Interest rate	3.375%	3.375%
€750m 3.625% bonds 2031
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 750
Interest rate	3.625%	3.625%
Parent Company
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 2,590		$ 1,407	$ 663
Parent Company | €600m 4.375% bonds 2029
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 600
Interest rate	4.375%	4.375%
Borrowings		$ 705		623	663
Parent Company | €850m 3.375% bonds 2030
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 850
Interest rate	3.375%	3.375%
Borrowings		$ 1,000		0	0
Parent Company | €750m 3.625% bonds 2031
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 750
Interest rate	3.625%	3.625%
Borrowings		$ 885		$ 784	$ 0